Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

Basic and diluted earnings per share were calculated as follows:

	Year Ended December 31
	2013	2012	2011
Earnings:
Earnings from continuing operations	$186.3	$231.8	$172.9
(Earnings) attributable to noncontrolling interest, net of tax	(2.4)	(2.3)	(3.1)
Net earnings from continuing operations attributable to Leggett & Platt, Inc. common shareholders	183.9	229.5	169.8
Earnings (loss) from discontinued operations, net of tax	13.4	18.7	(16.5)
Net earnings attributable to Leggett & Platt, Inc. common shareholders	$197.3	$248.2	$153.3

Weighted average number of shares (in millions):
Weighted average number of common shares used in basic EPS	145.2	144.3	145.4
Dilutive effect of equity-based compensation	2.1	1.7	1.6
Weighted average number of common shares and dilutive potential common shares used in diluted EPS	147.3	146.0	147.0

Basic and Diluted EPS:
Basic EPS attributable to Leggett & Platt, Inc. common shareholders
Continuing operations	$1.27	$1.59	$1.16
Discontinued operations	.09	.13	(.11)
Basic EPS attributable to Leggett & Platt common shareholders	$1.36	$1.72	$1.05
Diluted EPS attributable to Leggett & Platt, Inc. common shareholders
Continuing operations	$1.25	$1.57	$1.15
Discontinued operations	.09	.13	(.11)
Diluted EPS attributable to Leggett & Platt, Inc. common shareholders	$1.34	$1.70	$1.04

Other information:
Anti-dilutive shares excluded from diluted EPS computation	—	1.9	2.1